Expense Example, No Redemption - First Trust Capital Strength Portfolio	I 1 Year	I 3 Years	I 5 Years	I 10 Years	II 1 Year	II 3 Years	II 5 Years	II 10 Years
USD ($)	112	1,026	1,951	4,316	87	1,497	2,854	6,027